Leases (Tables)	12 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [abstract]
Roll-forward of lease right-of-used assets
The roll-forward of lease right-of-use assets is as follows:

	2022	2021
Cost	$	$
Balance - Beginning of fiscal year	27,054	18,403
Additions	6,934	5,255
Acquired in business combinations	5,160	7,439
Modifications to and disposals of lease contracts	(1,863)	(4,373)
Exchange differences	(284)	330
Balance - End of fiscal year	37,001	27,054

Accumulated depreciation
Balance - Beginning of fiscal year	5,848	2,446
Depreciation charge	7,743	3,876
Modifications to and disposals of lease contracts	(2,071)	(544)
Exchange differences	(58)	70
Balance - End of fiscal year	11,462	5,848

Cost, net accumulated depreciation
Balance - Beginning of fiscal year	21,206	15,957
Balance - End of fiscal year	25,539	21,206

Offices	24,655	20,355
Vehicles	884	851

Maturity of lease liabilities
The maturity analysis of lease liabilities as at March 31, 2022 is as follows:

Fiscal Year	$

2023	7,633
2024	6,032
2025	5,165
2026	3,583
2027	2,395
2028 and thereafter	5,862

Total minimum payments	30,670
As at March 31, 2022 and 2021, the maturity analysis of financial liabilities represented the following:
2022

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	78,307	—	—	—	78,307
Accrued payroll taxes on share-based compensation	—	1,007	—	—	1,007
Long-term debt	—	30,000	—	—	30,000
2021

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	65,052	—	—	—	65,052
Accrued payroll taxes on share-based compensation	—	3,154	—	—	3,154
Long-term debt	—	—	30,000	—	30,000